Mortgage servicing rights - Changes in Mortgage Servicing Rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Servicing Asset at Fair Value, Amount [Roll Forward]
Carrying value at beginning of period	$ 75,521,000	$ 88,829,000	$ 76,107,000
Capitalization	47,025,000	42,151,000	54,913,000
Mortgage servicing rights acquired from Franklin, at fair value	5,111,000	0
Sales	0	(29,160,000)	(39,428,000)
Change in fair value:
Due to pay-offs/pay-downs	(27,834,000)	(16,350,000)	(11,062,000)
Due to change in valuation inputs or assumptions	(19,826,000)	(9,949,000)	8,299,000
Carrying value at end of period	$ 79,997,000	$ 75,521,000	$ 88,829,000